Unaudited Interim Condensed Consolidated Statement of Financial Position	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Non-current assets
Plant and equipment	RM 25,914,234	$ 6,151,747	RM 26,582,995	$ 5,939,671	RM 1,661,549
Right-of-use assets	596,165	141,523	739,244	165,176	213,761
Trade receivables	2,195,683	521,230	2,478,739	553,846	2,665,887
Deferred tax asset	609,217	144,621	74,000	16,534	74,000
Total non-current assets	29,315,299	6,959,121	29,874,978	6,675,227	4,615,197
Current assets
Cash and bank balances	23,037,161	5,468,763	13,901,973	3,106,239	5,600,147
Inventories	1,377,332	326,963	3,049,405	681,355	1,863,933
Trade receivables	22,776,475	5,406,878	18,794,355	4,199,387	13,235,993
Contract assets	20,300,766	4,819,173	32,547,589	7,272,392	50,993,047
Other receivables and prepayment	17,963,327	4,264,291	12,944,794	2,892,368	4,358,044
Amount due from related parties	6,380,850	1,514,742	2,420,493	540,832	3,207,158
Income tax receivable	821,322	194,973	758,543	169,488
Total current assets	92,657,233	21,995,783	84,417,152	18,862,061	79,258,322
Total assets	121,972,532	28,954,904	114,292,130	25,537,288	83,873,519
Current liabilities
Trade payables	25,154,330	5,971,354	27,396,814	6,121,509	38,418,873
Other payables and accrued liabilities	12,810,351	3,041,033	31,816,499	7,109,038	1,266,140
Convertible securities payable	7,656,956	1,817,675
Bank and other borrowings	37,052,577	8,795,864	32,940,381	7,360,157	23,897,880
Lease liabilities	284,499	67,537	276,524	61,786	141,816
Amount due to related parties	3,114,186	739,273	2,168,066	484,430	2,759,913
Income tax payable			1,597	357	1,714,168
Total current liabilities	86,072,899	20,432,736	94,599,881	21,137,277	68,198,790
Non-current liabilities
Lease liabilities	327,023	77,632	471,295	105,306	73,831
Bank and other borrowings	18,263,817	4,335,624	2,099,476	469,104	811,236
Total non-current labilities	18,590,840	4,413,256	2,570,771	574,410	885,067
Total liabilities	104,663,739	24,845,992	97,170,652	21,711,687	69,083,857
Capital and reserves
Share capital	9,812,347	2,329,341	7,425,257	1,659,090	69,284
Reserves	1,704,989	404,745	1,704,989	380,961	1,704,989
Retained earnings	5,929,426	1,407,579	7,859,024	1,756,010	13,009,029
Other comprehensive income/(loss)	(137,970)	(32,753)	132,208	29,540	6,360
Attributable to equity owners of the Company	17,308,792	4,108,912	17,121,478
Non-controlling interests	1
Total equity	17,308,793	4,108,912	17,121,478	3,825,601	14,789,662
Total liabilities and equity	RM 121,972,532	$ 28,954,904	RM 114,292,130	$ 25,537,288	RM 83,873,519